Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Below is the tabular disclosure for our CEO and the average of our NEOs other than the CEO for each year presented.

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ in millions)	Adjusted EBITDA(5) ($ in millions)
					TSR ($)	Peer Group TSR(4) ($)
2024	6,921,392	7,704,669	1,928,059	2,082,473	409.92	274.69	211	1,583
2023	6,117,875	7,991,958	1,725,898	2,118,720	316.95	241.73	347	1,452
2022	6,321,515	2,178,124	1,973,604	763,246	274.39	176.87	330	1,227
2021	5,630,292	30,180,615	1,849,928	7,648,347	320.76	214.43	224	895
2020	4,457,722	6,903,011	1,532,749	2,423,777	135.70	146.21	74	689

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Silber, in the SCT. Mr. Silber served as CEO for each of the years presented.
PEO Total Compensation Amount	$ 6,921,392	$ 6,117,875	$ 6,321,515	$ 5,630,292	$ 4,457,722
PEO Actually Paid Compensation Amount	$ 7,704,669	7,991,958	2,178,124	30,180,615	6,903,011
Adjustment To PEO Compensation, Footnote	CAP to the CEO is based on SCT total compensation, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2024	2023	2022	2021	2020
SCT Total Compensation	$6,921,392	$6,117,875	$6,321,515	$5,630,292	$4,457,722
Less: Stock Award Values Reported in SCT for the Year	(4,200,005)	(3,600,207)	(3,100,190)	(2,600,058)	(2,400,049)
Plus: Fair Value for Stock Awards Granted in the Covered Year	4,550,023	3,830,960	3,665,251	10,860,919	6,331,064
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(166,923)	(1,128,396)	(5,149,320)	14,553,120	523,492
Change in Fair Value of Stock Awards from Prior Years that Vested in the Year	600,182	2,771,726	440,868	1,736,342	(2,009,218)
Compensation Actually Paid	$7,704,669	$7,991,958	$2,178,124	$30,180,615	$6,903,011

Non-PEO NEO Average Total Compensation Amount	$ 1,928,059	1,725,898	1,973,604	1,849,928	1,532,749
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,082,473	2,118,720	763,246	7,648,347	2,423,777
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP to the non-CEO NEOs is based on SCT total compensation, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend equivalents, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. Mr. Birnbaum, Mr. Peres and Mr. Cunningham are included in the average figures shown for each of the years presented. In 2023, Mark H. Irion and Mr. Humphrey served in the role of CFO. As a result, Mr. Irion is included in the average figures for 2020 through 2023 and Mr. Humphrey is included in the average figures for 2023 and 2024.

	2024	2023	2022	2021	2020
SCT Total Compensation	$1,928,059	$1,725,898	$1,973,604	$1,849,928	$1,532,749
Less: Stock Award Values Reported in SCT for the Year	(862,693)	(906,244)	(675,267)	(575,060)	(662,534)
Plus: Fair Value for Stock Awards Granted in the Covered Year	934,587	822,518	798,319	2,402,092	1,656,789
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(19,173)	(154,623)	(1,423,222)	3,495,085	145,574
Change in Fair Value of Stock Awards from Prior Years that Vested in the Year	104,168	636,531	89,812	476,302	(248,801)
Less: Change in Pension Value and Nonqualified Deferred Compensation earnings	(2,475)	(5,360)	—	—	—
Compensation Actually Paid	$2,082,473	$2,118,720	$763,246	$7,648,347	$2,423,777

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Equipment Rental Revenue Growth
REBITDA Margin
Return on Invested Capital ("ROIC")
Return on Revenue Earning Equipment

Total Shareholder Return Amount	$ 409.92	316.95	274.39	320.76	135.70
Peer Group Total Shareholder Return Amount	274.69	241.73	176.87	214.43	146.21
Net Income (Loss)	$ 211,000,000	$ 347,000,000	$ 330,000,000	$ 224,000,000	$ 74,000,000
Company Selected Measure Amount	1,583,000,000	1,452,000,000	1,227,000,000	895,000,000	689,000,000
PEO Name	Mr. Silber	Mr. Silber	Mr. Silber	Mr. Silber	Mr. Silber
Additional 402(v) Disclosure
We provide below the "pay versus performance" disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. We have included:
•A list of the most important measures that our Compensation Committee used in 2024 to link a measure of pay, calculated in accordance with Item 402(v) (referred to as "compensation actually paid," or "CAP"), to Company performance;
•A table that compares the total compensation of our NEOs as presented in the Summary Compensation Table ("SCT") to CAP and that compares CAP to specified performance measures; and
•Graphs that describe:
◦the relationship between our total shareholder return ("TSR") and the TSR of our Peer Group as defined in "Compensation Discussion and Analysis"; and
◦the relationships between CAP and our cumulative TSR, GAAP Net Income and Adjusted EBITDA, our Company selected measure.
The disclosure does not necessarily reflect value actually realized by the NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income, TSR, or Peer Group TSR for purposes of determining incentive compensation. Refer to our "Compensation Discussion and Analysis" for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Performance Measures Used for Linking Pay and Performance
The following is a list of performance measures, which in our assessment represent the most important performance measures we use to link compensation actually paid to the NEOs for 2024. Each metric below is used for purposes of determining payouts under either our EICP or vesting of our PSUs. The role of each of these performance measures on our NEOs’ compensation is discussed in "Compensations Discussion and Analysis" in this proxy statement.
Represents the cumulative TSR of our peer group, as defined in the "Compensation Discussion and Analysis," for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table. For 2023, the Compensation Committee, in consultation with FW Cook, revised the peer group to remove six companies and add seven companies in order to reflect changing market conditions and our growth and to place us near the median in revenue and market capitalization. Refer to "Compensation Discussion and Analysis—Competitive Market Review" for more details. If we had retained the previous peer group, the cumulative total shareholder return, assuming a fixed investment of $100 on December 31, 2019, would have been $149.21, $225.20, $186.94 and $269.15 in 2020, 2021, 2022 and 2023, respectively.
In the tables above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Categories with no values are excluded from the reconciliation table above, which include: Vesting Date Fair Value of Equity Awards Granted During the Year that Vested During the Year, Value of Dividends or Other Earnings on Stock or Option Awards, and Pension Service Cost.
Relationship between Pay and Performance
Below are graphs showing the relationship of CAP to our CEO and other NEOs for each year presented to (1) TSR of both the Company and our peer group, (2) GAAP Net Income and (3) Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance but does not reflect actual amounts paid out for those awards. CAP fluctuates due to stock price movement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed our performance and our pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2022, 2021 and 2020.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our Adjusted EBITDA, which is the Company-Selected Measure, as calculated for purposes of our EICP. Adjusted EBITDA is a non-GAAP financial measure and is defined in the appendix beginning on page A-1.
Measure:: 2
Pay vs Performance Disclosure
Name	Equipment Rental Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	REBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital ("ROIC")
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Revenue Earning Equipment
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,200,005)	$ (3,600,207)	$ (3,100,190)	$ (2,600,058)	$ (2,400,049)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,550,023	3,830,960	3,665,251	10,860,919	6,331,064
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,923)	(1,128,396)	(5,149,320)	14,553,120	523,492
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	600,182	2,771,726	440,868	1,736,342	(2,009,218)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,475)	(5,360)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(862,693)	(906,244)	(675,267)	(575,060)	(662,534)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,587	822,518	798,319	2,402,092	1,656,789
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,173)	(154,623)	(1,423,222)	3,495,085	145,574
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 104,168	$ 636,531	$ 89,812	$ 476,302	$ (248,801)